Consolidated Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
STOCKHOLDERS' DEFICIT
Common Stock, Par Value Per Share	$ 0.001	$ 0.001	$ 0.001
Common Stock, Shares Authorized	75,000,000	75,000,000	75,000,000
Common Stock, Shares Issued	23,951,252	23,901,252	23,336,673
Common Stock, Shares Outstanding	23,951,252	23,901,252	23,336,673